shark13f93011							shark13f93011
13F-HR
9/30/11
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 28-10744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears November 14, 2011

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    208958

                                                   FORM 13F INFORMATION TABLE
                             TITLE OF                     VALUE      SHARES/ SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS              CUSIP    x($1000)   PRN AMT PRN CALL DISCRETN  MANAGERS SOLE   SHARED   NONe
  --------------------       ------------       --------  -------   ------- -------- -------- --------  ------  ------ -----
ALLIANT TECHSYSTEMS INC	     COM                018804104  2437	     44708	SH	Sole	0	44708	0	0
AMERICAN CAMPUS CMNTYS INC   COM	        024835100   744	     20000	CALL    Sole	0	    0	0	0
AMGEN INC	             COM	        031162100  4367	     79465	SH	Sole	0	79465	0	0
AMKOR TECHNOLOGY INC	     COM	        031652100  1170     268304	SH	Sole	0      268304	0	0
APPLE INC	             COM	        037833100  3971	     10415	SH	Sole	0	10415	0	0
ASCENA RETAIL GROUP INC	     COM	        04351G101  1922	     71017	SH	Sole	0	71017	0	0
BED BATH & BEYOND INC	     COM	        075896100  3417	     59615	SH	Sole	0	59615	0	0
BENCHMARK ELECTRS INC	     COM	        08160H101  3329	    255864	SH	Sole	0      255864	0	0
CA INC	                     COM	        12673P105  1645	     84733	SH	Sole	0	84733	0	0
CAMPBELL SOUP CO	     COM	        134429109  3834	    118449	SH	Sole	0      118449	0	0
CISCO SYS INC	             COM	        17275R102  2055	    132572	SH	Sole	0      132572	0	0
DIAMOND FOODS INC	     COM	        252603105  2522	     31600	CALL	Sole	0	    0	0	0
DIGITAL RLTY TR INC	     COM	        253868103 16554	    300100	CALL	Sole	0	    0	0	0
DIODES INC	             COM	        254543101   911	     50851	SH	Sole	0	50851	0	0
DOVER MOTORSPORTS INC	     COM	        260174107   374	    299138	SH	Sole	0      299138	0	0
EMERSON ELEC CO	             COM	        291011104  1528	     37000	SH	Sole	0	37000	0	0
FLOWSERVE CORP	             COM	        34354P105  1406	     19000	SH	Sole	0	19000	0	0
GENERAL DYNAMICS CORP	     COM	        369550108  1744	     30662	SH	Sole	0	30662	0	0
HASBRO INC	             COM	        418056107   326	     10000	SH	Sole	0	10000	0	0
HOME PROPERTIES INC	     COM	        437306103   284	      5000	PUT	Sole	0	    0	0	0
ISHARES TR	             DJ US REAL EST	464287739 25292	    500139	SH	Sole	0      500139	0	0
ISHARES TR	             DJ US REAL EST	464287739  7586	    150000	CALL	Sole	0	    0	0	0
ISHARES TR	             RUSSELL 2000	464287655  2097	     32620	SH	Sole	0	32620	0	0
ITRON INC	             COM	        465741106  1370	     46430	SH	Sole	0	46430	0	0
JOHNSON & JOHNSON	     COM	        478160104  5262	     82621	SH	Sole	0	82621	0	0
L-3 COMMUNICATIONS HLDGS INC COM 	        502424104  2086	     33669	SH	Sole	0	33669	0	0
LILLY ELI & CO	             COM	        532457108  5546	    150000	SH	Sole	0      150000	0	0
MARINEMAX INC	             COM	        567908108   403	     62314	SH	Sole	0	62314	0	0
MCGRAW HILL COS INC	     COM	        580645109  6470	    157800	CALL	Sole	0	    0	0	0
MEMC ELECTR MATLS INC	     COM	        552715104  1344	    256564	SH	Sole	0      256564	0	0
MERITOR INC	             COM	        59001K100  1336	    189252	SH	Sole	0      189252	0	0
METLIFE INC	             COM	        59156R108  3094	    110450	SH	Sole	0      110450	0	0
METLIFE INC	             COM	        59156R108  2801	    100000	PUT	Sole	0           0	0	0
MOLSON COORS BREWING CO      CL B	        60871R209  4566	    115275	SH	Sole	0      115275	0	0
NASDAQ OMX GROUP INC	     COM	        631103108  1967	     85000	SH	Sole	0	85000	0	0
NEUTRAL TANDEM INC 	     COM	        64128B108  2897	    299253	SH	Sole	0      299253	0	0
NEW ORIENTAL ED & TECH GRP I SPON ADR    	647581107   230	     10000	PUT	Sole	0           0	0	0
NEWELL RUBBERMAID INC	     COM	        651229106  1781	    150000	SH	Sole	0      150000	0	0
NEWPORT CORP	             COM	        651824104  1435	    132761	SH	Sole	0      132761	0	0
NUANCE COMMUNICATIONS INC    COM	        67020Y100  3458	    170000	CALL	Sole	0	    0	0	0
ORACLE CORP	             COM	        68389X105  5283	    183814	SH	Sole	0      183814	0	0
OSHKOSH CORP	             COM	        688239201  2125	    135037	SH	Sole	0      135037	0	0
PALL CORP         	     COM	        696429307  1574	     37121	SH	Sole	0       37121	0	0
PEPSICO INC	             COM	        713448108  7497	    121109	SH	Sole	0      121109	0	0
PHARMACEUTICAL PROD DEV INC  COM        	717124101  1796	     70000	SH	Sole	0       70000	0	0
RALCORP HLDGS INC NEW	     COM	        751028101  2301	     30000	SH	Sole	0       30000	0	0
ROCK-TENN CO	             CL A	        772739207  1708	     35080	SH	Sole	0	35080	0	0
SCHULMAN A INC	             COM        	808194104  1512	     88976	SH	Sole	0	88976	0	0
SOLUTIA INC	             COM NEW	        834376501  1226	     95432	SH	Sole	0	95432	0	0
SONY CORP	             ADR NEW   	        835699307  7600	    400000	CALL	Sole	0	    0	0	0
SONY CORP	             ADR NEW	        835699307  4750	    250000	PUT	Sole	0	    0	0	0
SPDR GOLD TRUST	             GOLD SHS	        78463V107  3161	     20000	SH	Sole	0	20000	0	0
STAPLES INC	             COM	        855030102  2905	    218398	SH	Sole	0      218398	0	0
SYMANTEC CORP	             COM	        871503108  6586	    404036	SH	Sole	0      404036	0	0
SYMANTEC CORP	             COM	        871503108  3260	    200000	PUT	Sole	0	    0	0	0
TE CONNECTIVITY LTD	     REG SHS	        H84989104  2084	     74043	SH	Sole	0	74043	0	0
TECH DATA CORP	             COM	        878237106  2648	     61249	SH	Sole	0	61249	0	0
TELLABS INC	             COM	        879664100  2802	    653064	SH	Sole	0      653064	0	0
THERMO FISHER SCIENTIFIC INC COM	        883556102  4089	     80748	SH	Sole	0	80748	0	0
TOTAL S A	             SPONSORED ADR	89151E109  1793      40872	SH	Sole	0	40872	0	0
UNIVERSAL DISPLAY CORP	     COM	        91347P105  5187	    108200	CALL	Sole	0	    0	0	0
WESCO INTL INC	             COM	        95082P105  1510	     45000	SH	Sole	0	45000	0	0




S REPORT SUMMARY             62 DATA RECORDS                208958  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED






13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       9/30/11
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             62
               Total Records   			62
               Total Omitted                    0
Report Market Value x($1000)                	208958
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value